Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before taxation	$ 18,167	$ 12,816	$ 6,343
Deduct: share of profit after tax of equity accounted units	(513)	(339)	(321)
Parent companies' and subsidiaries' profit before tax	17,654	12,477	6,022
Prima facie tax payable at UK rate of 19% (2017: 19%; 2016: 20%)	3,354	2,371	1,204
Higher rate of taxation on Australian underlying earnings	1,106	1,069	604
Impact of items excluded in arriving at underlying earnings
– Impairment charges		10	(16)
– Net gains and losses on consolidation and disposal of interests in businesses	(251)	(123)	30
– Exchange and gains/(losses) on derivatives	32	(48)	(33)
– Losses from increases to closure estimates (non-operating and fully impaired sites)	30		(40)
– Gain relating to surplus land at Kitimat	(81)
– Changes in corporate tax rates in the US and France		439
– Onerous port and rail contracts			(46)
– Tax provision			380
– Tax charge relating to expected divestments		202
– Other exclusions		14	(48)
Impact of changes in tax rates and laws	47	21	(9)
Other tax rates applicable outside the UK and Australia on underlying earnings	(47)	(92)	(283)
Resource depletion and other depreciation allowances	(46)	(33)	(15)
Recognition of previously unrecognised deferred tax assets		(40)	(154)
Write-down of previously recognised deferred tax assets	13	160
Other items	85	15	(7)
Total taxation charge	$ 4,242	$ 3,965	$ 1,567